UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2009 to March 31, 2009

Item 1:   Schedule of Investments

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (34.2%)
$15,000	Federal Home Loan Bank	(AAA, Aaa)	04/24/09	2.510	$15,000,000
25,000	Federal Home Loan Bank, Series 1#	(AAA, Aaa)	04/01/09	0.440	25,000,000
50,000	Freddie Mac, Series MTN#	(AAA, Aaa)	04/07/09	0.441	49,999,824
10,000	Freddie Mac, Series MTN	(AAA, Aaa)	04/21/09	2.550	10,000,000
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $99,999,824)					99,999,824

REPURCHASE AGREEMENT (65.7%)
192,530	Deutsche Bank Tri-Party Repo (Agreement dated 03/31/09, to be repurchased at $192,531,123, Collateralized by $187,644,000 U.S. Government Obligations, from 2.350% to 5.600% due 03/19/10 to 02/16/17. Market Value of collateral is $196,381,071) (Cost $192,530,000)	(AAA, Aaa)	04/01/09	0.210	192,530,000

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $292,529,824)					292,529,824

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					373,149

NET ASSETS (100.0%)					$292,902,973

Average Weighted Maturity - 4 days

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2009.

Security Valuation — The net asset value of the Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 pm eastern time) each day the Portfolio is open for business. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	292,529,824	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$292,529,824	$—

*Other financial instruments include futures, forwards and swap contracts.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (14.3%)
Banks (14.3%)
$150,000	ASB Finance Ltd.#	(A-1+, P-1)	07/15/09	1.483	$150,000,000
73,000	Cafco LLC	(A-1, P-1)	04/07/09	0.400	72,995,134
40,000	Falcon Asset Securitization Co. LLC	(A-1, P-1)	04/24/09	0.500	39,987,222
65,799	Old Line Funding LLC	(A-1, P-1)	04/01/09	0.400	65,799,000
TOTAL COMMERCIAL PAPER (Cost $328,781,356)					328,781,356

CERTIFICATES OF DEPOSIT (10.9%)
Banks (10.9%)
100,000	Nordea Bank Finland NY#	(AA-, Aa1)	04/09/09	0.521	99,988,864
150,000	Svenska Handelsbanken AB, Rule 144A, Senior Unsecured Notes‡#	(AA-, Aa1)	08/25/09	1.509	150,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $249,988,864)					249,988,864

CORPORATE OBLIGATIONS (23.4%)
Banks (4.7%)
9,000	Banco Bilbao Vizcaya Argentina SA, Rule 144A, Bank Guaranteed Notes#‡	(AA, Aa1)	04/17/09	1.213	8,998,925
100,000	Societe Generale, Rule 144A, Series BKNT, Senior Unsecured Notes#‡^	(AA-, Aa2)	09/04/09	1.676	100,000,000
					108,998,925
Finance (6.5%)
100,000	American Honda Finance Corp., Rule 144A, Series MTN‡#	(A+, Aa3)	07/14/09	1.290	100,000,000
50,000	American Honda Finance Corp., Rule 144A, Series MTN‡#	(A+, Aa3)	08/26/09	1.400	50,000,000
					150,000,000
Insurance (12.2%)
150,000	Monumental Global Funding III, Rule 144A, Senior Unsecured Notes#‡^*	(AA, A1)	08/17/09	1.638	150,000,000
130,000	New York Life Global Funding, Rule 144A, Series MTN, Senior Unsecured Notes‡#*	(AAA, Aaa)	09/04/09	1.366	130,000,000
					280,000,000
TOTAL CORPORATE OBLIGATIONS (Cost $538,998,925)					538,998,925

Number of Shares

INVESTMENT COMPANIES (49.4%)
50,000,000	Blackrock Liquidity Funds FedFund Portfolio	(AAA, Aaa)			50,000,000
145,000,000	Dreyfus Government Cash Management	(AAA, Aaa)			145,000,000
200,000,000	Federated Government Obligations Fund	(AAA, Aaa)			200,000,000
280,000,000	Fidelity Institutional Government Portfolio	(AAA, Aaa)			280,000,000
200,000,000	Goldman Sachs Financial Square Funds - Government Fund	(AAA, Aaa)			200,000,000
260,000,000	JPMorgan US Government Money Market Fund	(AAA, Aaa)			260,000,000
TOTAL INVESTMENT COMPANIES (Cost $1,135,000,000)					1,135,000,000

Par (000)

REPURCHASE AGREEMENT (1.9%)
$43,446	Deutsche Bank Tri-Party Repo (Agreement dated 03/31/09 to be repurchased at $43,446,253 Collateralized by $41,233,000 U.S. Government Obligation, 3.875% due 07/12/13. Market Value of collateral is $44,315,310) (Cost $43,446,000)	(AAA, Aaa)	04/01/09	0.210	43,446,000

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $2,296,215,145)					2,296,215,145

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					1,681,420

NET ASSETS (100.0%)					$2,297,896,565

Average Weighted Maturity - 16 Days

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Note

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2009.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $688,998,925 or 30.0% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
*	Securities considered illiquid. The total value of such securities as of March 31, 2009 was $280,000,000 or 12.2% of net assets.

SECURITY VALUATION — The net asset value of the Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 pm eastern time) each day the Portfolio is open for business. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Prime Portfolio

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,135,000,000	$—
Level 2 - Other Significant Observable Inputs	911,215,145	—
Level 3 - Significant Unobservable Inputs	250,000,000	—
Total	$2,296,215,145	$—

*Other financial instruments include futures, forwards and swap contracts.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 15, 2009